Derivative Financial Instruments - Narrative (Details) MWh in Millions, $ in Millions	Jun. 30, 2022 MWh	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Derivative, Notional Amount		$ 3,481	$ 4,018
Other		766	784
Commonwealth Edison Co [Member]
Derivative [Line Items]
Long-term Purchase Commitment, Minimum Energy Volume Required | MWh	1.3
Other		133	143
PECO Energy Co [Member]
Derivative [Line Items]
Incremental collateral for loss of investment grade credit rating		37
Other		35	30
Baltimore Gas and Electric Company [Member]
Derivative [Line Items]
Incremental collateral for loss of investment grade credit rating		78
Other		48	91
Delmarva Power & Light Company [Member]
Derivative [Line Items]
Incremental collateral for loss of investment grade credit rating		14
Other		59	$ 20
Commodity Contract [Member] | Commonwealth Edison Co [Member] | External Counterparties | Collateral [Member]
Derivative [Line Items]
Other		41
Commodity Contract [Member] | Delmarva Power & Light Company [Member] | External Counterparties | Collateral [Member]
Derivative [Line Items]
Other		$ 43